Basic and Diluted Loss Per Share (Details) - Schedule of diluted loss per share attributable to ordinary shareholders - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Ordinary shares
Ordinary share options	1,995,749	1,583,210	1,313,359
Warrants	218,521	867,040	3,009,769
Preferred shares			12,520,977
Total	2,214,270	2,450,250	16,844,105